A T C | Fidelity Real Estate Income Fund
Fund Summary Fund/Class: Fidelity® Real Estate Income Fund/Fidelity Advisor® Real Estate Income Fund A, T, C
Investment Objective
The fund seeks higher than average income.
As a secondary objective, the fund also seeks capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page (Click Here) of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T C Fidelity Real Estate Income Fund	Fidelity Real Estate Income Fund - Class A		Fidelity Real Estate Income Fund - Class T		Fidelity Real Estate Income Fund - Class C
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses A T C Fidelity Real Estate Income Fund	Fidelity Real Estate Income Fund - Class A	Fidelity Real Estate Income Fund - Class T	Fidelity Real Estate Income Fund - Class C
Management fee	0.56%	0.56%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%
Other expenses	0.32%	0.35%	0.33%
Total annual operating expenses	1.13%	1.16%	1.89%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example A T C Fidelity Real Estate Income Fund (USD $)	Fidelity Real Estate Income Fund - Class A	Fidelity Real Estate Income Fund - Class T	Fidelity Real Estate Income Fund - Class C
1 year	511	513	292
3 years	745	754	594
5 years	997	1,013	1,021
10 years	1,720	1,753	2,212

Hold Shares
Expense Example, No Redemption A T C Fidelity Real Estate Income Fund (USD $)	Fidelity Real Estate Income Fund - Class A	Fidelity Real Estate Income Fund - Class T	Fidelity Real Estate Income Fund - Class C
1 year	511	513	192
3 years	745	754	594
5 years	997	1,013	1,021
10 years	1,720	1,753	2,212

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities.
  Normally investing at least 80% of assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund’s investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for Class A, Class T, and Class C after Class A, Class T, and Class C have been in operation for one calendar year.

Year-by-Year Returns Calendar Years	[1]

During the periods shown in the chart for Fidelity Real Estate Income Fund:	Returns	Quarter ended
Highest Quarter Return	20.55%	June 30, 2009
Lowest Quarter Return	-23.19%	December 31, 2008
Year-to-Date Return	4.96%	June 30, 2011

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2010

Average Annual Total Returns A T C Fidelity Real Estate Income Fund	Past 1 year		Past 5 years		Life of fund		Inception Date
Return Before Taxes	18.81%	[1]	4.69%	[1]	7.25%	[2],[1]	Feb. 04, 2003
Return After Taxes on Distributions	17.50%	[1]	3.59%	[1]	6.04%	[2],[1]	Feb. 04, 2003
Return After Taxes on Distributions and Sale of Fund Shares	12.91%	[1]	3.80%	[1]	5.98%	[2],[1]	Feb. 04, 2003
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%		2.29%		7.23%	[2]	Feb. 04, 2003
Fidelity Real Estate Income Composite Index (reflects no deduction for fees, expenses, or taxes)	19.69%		7.31%		8.54%	[2]	Feb. 04, 2003
[1]	The returns shown above are for Fidelity Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, and Class C would have substantially similar annual returns to Fidelity Real Estate Income Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, and Class C's returns will be lower than Fidelity Real Estate Income Fund's returns to the extent that Class A, Class T, and Class C have higher expenses.
[2]	From February 4, 2003.

[1]	The returns shown above are for Fidelity Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class T, and Class C would have substantially similar annual returns to Fidelity Real Estate Income Fund because the classes are invested in the same portfolio of securities. Class A's, Class T's, and Class C's returns will be lower than Fidelity Real Estate Income Fund's returns to the extent that Class A, Class T, and Class C have higher expenses.